Company Ownership Interest in Subsidiaries (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Additional Paid-in Capital	Dec. 31, 2010 Additional Paid-in Capital	May 31, 2011 Additional Paid-in Capital Subsidiaries	Dec. 31, 2011 Additional Paid-in Capital Subsidiaries	Jun. 30, 2010 Additional Paid-in Capital Colombian Partners	Dec. 31, 2010 Additional Paid-in Capital Colombian Partners	Dec. 31, 2010 Additional Paid-in Capital Cinemark Panama
Noncontrolling Interest [Line Items]
Net income attributable to Cinemark USA, Inc.	$ 32,948	$ 42,418	$ 170,313	$ 131,928	$ 147,387
Increase in Cinemark USA, Inc. common stock and additional paid-in-capital for the Colombia Share Exchange (see Note 7)										6,951	6,951
Decrease in additional paid-in-capital				(1,443)	(888)	(1,402)	(390)	(1,402)	(1,402)			(390)
Net transfers from non-controlling interests						(1,402)	6,561
Change from net income attributable to Cinemark USA, Inc. and transfers from noncontrolling interests			$ 170,313	$ 130,526	$ 153,948